Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income	$ 56,975	$ 22,240	$ 93,359	$ 50,964
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized loss/(gain) on non-designated derivative instruments	(2,358)	1,349	(3,951)	2,385
Realized loss on non-designated derivative instruments	374	2	374	1,228
Proceeds from derivative settlements			276	0
Depreciation and amortization	31,465	34,827	63,398	69,013
Payment of drydocking costs			(10,887)	(12,106)
Profit from sale of vessels	(15,256)	(12,617)	(27,320)	(12,617)
Share-based compensation expense			1,158	840
Amortization of deferred financing costs			1,546	1,740
Share of results of equity method investments	(7,125)	(4,805)	(9,721)	(3,901)	$ (8,036)
Deferred taxes			1,396	319
Repayments under operating lease obligations			(619)	(397)
Net other income	0	0	(1,337)	(4,801)
Other unrealized foreign exchange loss			302	1,003
Changes in operating assets and liabilities
Accounts receivable			(3,779)	(1,730)
Insurance claims receivables			(4,245)	(3,979)
Bunkers and lubricant oils			(4,056)	(485)
Accrued income, prepaid expenses and other current assets			(1,700)	(6,199)
Accounts payable, accrued interest, accrued expenses and other liabilities			4,007	17,706
Amounts to/(from) related parties			(2,435)	4,761
Net cash provided by operating activities			95,766	103,744
Cash flows from investing activities
Additions to vessels and equipment			(51)	(83,742)
Additions to vessels under construction			(21,557)	(20,580)
Contributions to equity method investments			(1,576)	(4,000)
Distributions from equity method investments			11,495	3,109
Investment in preferred securities			0	(1,250)
Net proceeds from sale of vessels			50,450	17,454
Insurance recoveries			35	2,287
Net cash (used in)/provided by investing activities			38,796	(86,722)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			118,221	377,208
Direct financing cost of secured term loan and revolving credit facilities and unsecured bonds			(3,334)	(3,739)
Repurchase of share capital			(68,549)	(34,848)
Proceeds of unsecured bonds			0	40,000
Repayment of secured term loan facilities and revolving credit facilities			(99,152)	(239,349)
Dividend paid to non-controlling interest			(1,572)	(1,600)
Dividends paid			(8,642)	(6,918)
Net cash provided by/(used in) financing activities			(63,028)	130,754
Effect of exchange rate changes on cash, cash equivalents and restricted cash			(2,571)	(144)
Net increase in cash, cash equivalents and restricted cash			68,963	147,632
Cash, cash equivalents and restricted cash at beginning of period	273,834	287,429	273,834	287,429	204,871	$ 139,797
Cash, cash equivalents and restricted cash at end of period	273,834	287,429	273,834	287,429	204,871
Supplemental Information
Total interest paid during the period, net of amounts capitalized			22,599	25,645
Total tax paid during the period			1,146	1,084
Cash and cash equivalents	225,892	238,140	225,892	238,140	154,950
Restricted cash	47,942	49,289	47,942	49,289	49,921
Total cash, cash equivalents and restricted cash	$ 273,834	$ 287,429	$ 273,834	$ 287,429	$ 204,871